Right-of-use assets and lease liabilities - Finance Lease Liabilities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right-of-use assets and lease liabilities
Finance lease liabilities, beginning of the year	$ 857,837
Impact of lease additions, disposals and/or modifications	10,601
Interest expense on lease liabilities	48,749
Payments of lease liabilities	(541,492)
Finance lease liabilities, end of the year	375,695
Less current portion of finance lease liabilities	355,161	$ 622,730
Long term portion of finance lease liabilities	$ 20,534	$ 235,107